REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 7,047,461	$ 992,614	¥ 8,180,107	¥ 9,060,784
Public Cloud Service | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	4,381,741	617,155	5,360,282	6,159,085
Enterprise cloud services
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,663,993	375,216	2,816,976	2,897,817
Enterprise cloud services | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	580,741	81,796	711,466	2,159,869
Enterprise cloud services | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,083,252	293,420	2,105,510	737,948
Product and Service Other
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	1,727	243	2,849	3,882
Product and Service Other | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax				1,208
Product and Service Other | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 1,727	$ 243	¥ 2,849	¥ 2,674